Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO and other NEOs for each of the fiscal years ending December 31, 2022, 2021 and 2020 and our financial performance for each such fiscal year.

					Value of Initial Fixed $100 Investment Based On(4):
Year	Summary Compensation Table for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Total Shareholder Return (“TSR”)	Peer Group TSR(3)(7)	Net (Loss) Income(5)	Company Selected Measure(6)
2022	$747,416	$(192,950)	$462,705	$(268,611)	$(79)	$(50)	$(101,146,000)	NA
2021	$732,981	$191,642	$1,147,786	$784,845	$3	$(20)	$(9,079,000)	NA
2020	$4,119,892	$3,099,558	$2,068,690	$1,797,356	$63	$(2)	$(11,608,000)	NA

(1) Michael A. DeGiglio served as the principal executive officer of the Company during 2020, 2021 and 2022.

(2) The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding the PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table” of this Proxy Statement. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Stephen C. Ruffini, Ann Gillin Lefelver, Mandesh Dosanjh, Eric Janke and Bret Wiley; (ii) for 2021, Stephen C. Ruffini, Mandesh Dosanjh, Orville Bovenschen and Derin Gemmel; and (iii) for 2020, Stephen C. Ruffini and Mandesh Dosanjh.

(3) The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO or the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in the compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation and the average total compensation of the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2022	PEO	$747,416	$—	$—	$(468,000)	$—	$(472,366)	$—	$—	$(192,950)
2022	NEOs	$462,705	$395,000	$90,000	$(257,316)	$—	$(169,000)	$—	$—	$(268,611)
2021	PEO	$732,981	$—	$—	$(1,069,669)	$—	$528,330	$—	$—	$191,642
2021	NEOs	$1,147,786	$277,502	$41,450	$(268,222)	$—	$141,333	$—	$—	$784,845
2020	PEO	$4,119,892	$906,000	$249,000	$(267,335)	$—	$(95,999)	$—	$—	$3,099,558
2020	NEOs	$2,068,690	$74,000	$166,000	$(267,335)	$—	$(95,999)	$—	$—	$1,797,356

(a) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(4) The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019, in Village Farms and the Peer Group.

(5) The dollar amounts reported represent the amount of net (loss) income reflected in the Company’s audited financial statements for the applicable year.

(6) Our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use any financial performance measure (other than peer group TSR) for purposes of determining executive compensation.

(7) The Company elected to use its CD&A peer group to calculate Peer Group TSR. A different peer group was used in the 2022 calculation than was used in the 2021 and 2020 calculations. The Company believes, given changes in the industry, the economy and the characteristics of the certain companies in the peer group for 2021 and 2020, the 2022 peer group is a better approximation of our Company.

Named Executive Officers, Footnote [Text Block]	(1) Michael A. DeGiglio served as the principal executive officer of the Company during 2020, 2021 and 2022.
Peer Group Issuers, Footnote [Text Block]	(4) The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019, in Village Farms and the Peer Group.
Changed Peer Group, Footnote [Text Block]

(7) The Company elected to use its CD&A peer group to calculate Peer Group TSR. A different peer group was used in the 2022 calculation than was used in the 2021 and 2020 calculations. The Company believes, given changes in the industry, the economy and the characteristics of the certain companies in the peer group for 2021 and 2020, the 2022 peer group is a better approximation of our Company.

PEO Total Compensation Amount	$ 747,416	$ 732,981	$ 4,119,892
PEO Actually Paid Compensation Amount	$ (192,950)	191,642	3,099,558
Adjustment To PEO Compensation, Footnote [Text Block]

(3) The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO or the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in the compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation and the average total compensation of the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2022	PEO	$747,416	$—	$—	$(468,000)	$—	$(472,366)	$—	$—	$(192,950)
2022	NEOs	$462,705	$395,000	$90,000	$(257,316)	$—	$(169,000)	$—	$—	$(268,611)
2021	PEO	$732,981	$—	$—	$(1,069,669)	$—	$528,330	$—	$—	$191,642
2021	NEOs	$1,147,786	$277,502	$41,450	$(268,222)	$—	$141,333	$—	$—	$784,845
2020	PEO	$4,119,892	$906,000	$249,000	$(267,335)	$—	$(95,999)	$—	$—	$3,099,558
2020	NEOs	$2,068,690	$74,000	$166,000	$(267,335)	$—	$(95,999)	$—	$—	$1,797,356

(a) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 462,705	1,147,786	2,068,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ (268,611)	784,845	1,797,356
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO or the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in the compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation and the average total compensation of the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2022	PEO	$747,416	$—	$—	$(468,000)	$—	$(472,366)	$—	$—	$(192,950)
2022	NEOs	$462,705	$395,000	$90,000	$(257,316)	$—	$(169,000)	$—	$—	$(268,611)
2021	PEO	$732,981	$—	$—	$(1,069,669)	$—	$528,330	$—	$—	$191,642
2021	NEOs	$1,147,786	$277,502	$41,450	$(268,222)	$—	$141,333	$—	$—	$784,845
2020	PEO	$4,119,892	$906,000	$249,000	$(267,335)	$—	$(95,999)	$—	$—	$3,099,558
2020	NEOs	$2,068,690	$74,000	$166,000	$(267,335)	$—	$(95,999)	$—	$—	$1,797,356

(a) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between Company TSR and Peer Group TSR, and between CAP and Company TSR

The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and the other NEOs.

$3,100 $192 $(193) $63 $3 $(79) $(7) $(8) $(52) $1,797 $785 $(268) $(100) $(80) $(60) $(40) $(20) $- $20 $40 $60 $80 $(500) $- $500 $1,000 $1,500 $2,000 $2,500 $3,000 $3,500 December 31, 2020 December 31, 2021 December 31, 2022 Total Shareholder Return (TSR) Compensation Actually Paid ( $ millions) CAP vs. Company TSR vs. Peer Group TSR CEO CAP Avg Other NEOs CAP VFF Peer Group $3,100 $192 $(193) $63 $3 $(79) $(7) $(8) $(52) $1,797 $785 $(17) $(100) $(80) $(60) $(40) $(20) $- $20 $40 $60 $80 $(500) $- $500 $1,000 $1,500 $2,000 $2,500 $3,000 $3,500 December 31, 2020 December 31, 2021 December 31, 2022 Total Shareholder Return (TSR) Compensation Actually Paid ( $millions) CEO Pay versus Performance: Total Shareholder Return CEO CAP Avg Other NEOs CAP VFF Peer Group

Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and GAAP Net Income The graph below reflects the relationship between the CEO and average other NEOs CAP and our GAAP Net Loss for each year.
Total Shareholder Return Amount	$ (79)	3	63
Peer Group Total Shareholder Return Amount	(50)	(20)	(2)
Net Income (Loss)	$ (101,146,000)	$ (9,079,000)	$ (11,608,000)
PEO Name	Michael A. DeGiglio	Michael A. DeGiglio	Michael A. DeGiglio
Additional 402(v) Disclosure [Text Block]

(6) Our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use any financial performance measure (other than peer group TSR) for purposes of determining executive compensation.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	peer group TSR
Non-GAAP Measure Description [Text Block]

For 2022, the Company only used one financial performance measure, peer group TSR, in our assessment to link compensation actually paid to the PEO and NEOs for 2022. Because there was only this one metric, the Company chose not to use a tabular format.

PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 906,000
PEO [Member] | Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			249,000
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (468,000)	$ (1,069,669)	(267,335)
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(472,366)	528,330	(95,999)
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	395,000	277,502	74,000
Non-PEO NEO [Member] | Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	90,000	41,450	166,000
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(257,316)	(268,222)	(267,335)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (169,000)	$ 141,333	$ (95,999)